Commitments and Contingencies (Details) - USD ($)				1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 25, 2023	Mar. 08, 2023	Apr. 07, 2021	Mar. 23, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 14, 2023	Aug. 01, 2023	May 30, 2023
Commitments and Contingencies (Details) [Line Items]
Gross proceeds								$ 323,692,510
Cash underwriting discount per share (in Dollars per share)					$ 0.2
Cash underwriting discount					$ 6,500,000
Deferred fee of per unit (in Dollars per share)					$ 0.35		$ 0.35
Aggregate deferred fee					$ 11,300,000		$ 11,300,000
Deferred underwriting commissions											$ 11,329,238
Public shares held (in Shares)		1,000,000
Share price (in Dollars per share)		$ 0.033			$ 0.033		$ 10
Non redemption agreement					$ 396,000
Non-redemption agreement liability					250,243
Public shares (in Shares)									1,000,000
Aggregate value										$ 1,000,000
Non-redemption agreement liability					$ 37,657
Forfeiture shares (in Shares)					1,000,000
Sponsor shares (in Shares)					2,600,000
Generating gross proceeds			$ 23,692,510
Underwriting discount of per unit (in Dollars per share)							$ 0.2
Aggregate underwrites received cash							$ 6,500,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase additional units (in Shares)			2,369,251	4,500,000	4,500,000
Gross proceeds			$ 23,692,510
Share price (in Dollars per share)				$ 10
Purchase additional units (in Shares)							4,500,000
Class A Ordinary Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Non redemption agreement	$ 20,144
Share acquired (in Shares)										570,555
Sponsor [Member] | Class A Ordinary Share [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate value										$ 6,000,000
Non-Redemption agreement price per share (in Dollars per share)										$ 0.033
Bulletin Topic [Member]
Commitments and Contingencies (Details) [Line Items]
Non redemption agreement					$ 6,387